Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
12.	LEASES

The Group has entered into operating lease agreements for certain offices, which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2024	2025

Operating lease right-of-use assets, net	$606	$2,243

Lease liabilities, current	$544	$834
Lease liabilities, non-current	21	1,333
Total operating lease liabilities	$565	$2,167

The components of lease expenses were as follows:

	For the years ended December 31,
	2024	2025
Lease cost
Amortization of right-of-use assets	$775	$839
Interest of operating lease liabilities	41	32
Total Lease cost	$816	$871

For the years ended December 31, 2024 and 2025, the short-term lease expenses amounted to $149 and $159, respectively.

Other information related to leases where the Group is the lessee is as follows:

	For the years ended December 31,
	2024	2025

Weighted-average remaining lease term	0.53	1.23
Weighted-average discount rate	4.24%	3.51%

As of December 31, 2025, the following is a schedule of future minimum payments under the Group’s operating leases:

For the years ended December 31,	Operating Leases
2026	$893
2027	798
2028	581
Total lease payments	2,272
Less: imputed interest	(105)
Total	$2,167